Taxes (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Unused tax losses	$ 216,868	$ 98,053	$ 578,176
BF Beijing [Member]
Enterprise income tax rate	25.00%
HONG KONG
Income tax	16.50%	16.50%
Profit earned	$ 2,000,000	$ 2,000,000	$ 2,000,000